CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 22,421,189	$ 3,436,198	¥ 5,768,186
Restricted cash	52,422,447	8,034,091	27,577,671
Receivables from online payment platforms	729,548	111,808	1,050,974
Short-term investments	64,551,094	9,892,888	35,288,827
Amounts due from related parties	4,240,069	649,819	2,365,528
Prepayments and other current assets	5,159,531	790,733	950,277
Total current assets	149,523,878	22,915,537	73,001,463
Non-current assets
Property, equipment and software, net	202,853	31,089	41,273
Intangible asset	1,276,751	195,671	1,994,292
Right-of-use assets	629,827	96,525	517,188
Other non-current assets	7,275,305	1,114,989	503,120
Total non-current assets	9,384,736	1,438,274	3,055,873
Total Assets	158,908,614	24,353,811	76,057,336
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,502,892 and RMB3,385,863 (US$518,906) as of December 31, 2019 and 2020, respectively)	3,385,863	518,906	1,502,892
Customer advances and deferred revenues (including customer advances and deferred revenues of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB605,969 and RMB2,422,907 (US$371,327) as of December 31, 2019 and 2020, respectively)	2,423,190	371,370	605,970
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB29,657,227 and RMB 53,417,259 (US$8,186,553) as of December 31, 2019 and 2020, respectively)	53,833,981	8,250,419	29,926,488
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB3,420,728 and RMB6,999,827 (US$1,072,770) as of December 31, 2019 and 2020, respectively)	11,193,372	1,715,461	4,877,062
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB7,840,912 and RMB10,926,319 (US$1,674,532) as of December 31, 2019 and 2020, respectively)	10,926,319	1,674,532	7,840,912
Short-term borrowings (including short-term borrowings of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of 898,748 and RMB1,866,316 (US$286,025) as of December 31, 2019 and 2020, respectively)	1,866,316	286,025	898,748
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of 90,523 and RMB134,131 (US$20,556) as of December 31, 2019 and 2020, respectively)	253,036	38,779	115,734
Total current liabilities	83,882,077	12,855,492	45,767,806
Commitments and contingencies
Non-current liabilities
Convertible bonds	14,432,792	2,211,922	5,206,682
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of 382,673 and RMB366,834 (US$56,220) as of December 31, 2019 and 2020, respectively)	414,939	63,592	428,593
Other non-current liabilities	2,918	447	7,389
Total non-current liabilities	14,850,649	2,275,961	5,642,664
Total liabilities	98,732,726	15,131,453	51,410,470
Shareholders' equity
Additional paid-in capital	86,698,660	13,287,151	41,493,949
Accumulated other comprehensive income/(loss)	(1,047,728)	(160,571)	1,448,230
Accumulated deficits	(25,475,203)	(3,904,246)	(18,295,461)
Total shareholders' equity	60,175,888	9,222,358	24,646,866
Total liabilities and shareholders' equity	158,908,614	24,353,811	76,057,336
Class A ordinary shares
Shareholders' equity
Common Shares	115	18	84
Class B ordinary shares
Shareholders' equity
Common Shares	¥ 44	$ 6	¥ 64